CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022 [1]
CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 546,204	$ 467,683	$ 1,148,732	$ 913,815
Cost of sales	(278,093)	(270,611)	(584,781)	(521,200)
Administrative expenses	(100,721)	(102,852)	(198,003)	(193,414)
(Net loss allowance)/net reversal of loss allowance on trade receivables	(954)	(668)	(4,514)	1,800
Other income	161	2,967	336	4,137
Operating profit	166,597	96,519	361,770	205,138
Finance income	8,373	3,895	13,160	45,667
Finance costs	(1,366,012)	(261,886)	(1,542,979)	(380,902)
Loss before income tax	(1,191,042)	(161,472)	(1,168,049)	(130,097)
Income tax expense	(57,241)	(17,102)	(72,459)	(33,358)
Loss for the period	(1,248,283)	(178,574)	(1,240,508)	(163,455)
Loss attributable to:
Owners of the Company	(1,244,729)	(176,757)	(1,234,148)	(160,239)
Non-controlling interests	(3,554)	(1,817)	(6,360)	(3,216)
Loss for the period	$ (1,248,283)	$ (178,574)	$ (1,240,508)	$ (163,455)
Loss per share-basic	$ (3.73)	$ (0.53)	$ (3.71)	$ (0.49)
Loss per share-diluted	$ (3.73)	$ (0.53)	$ (3.71)	$ (0.49)
Items that may be reclassified to profit or loss
Fair value loss through other comprehensive income	$ 7		$ 7
Exchange differences on translation of foreign operations	580,767	$ (123,006)	624,959	$ 9,653
Other comprehensive income/(loss) for the period, net of taxes	580,774	(123,006)	624,966	9,653
Total comprehensive loss for the period	(667,509)	(301,580)	(615,542)	(153,802)
Total comprehensive loss attributable to:
Owners of the Company	(674,361)	(275,714)	(624,790)	(161,054)
Non-controlling interests	6,852	(25,866)	9,248	7,252
Total comprehensive loss for the period	$ (667,509)	$ (301,580)	$ (615,542)	$ (153,802)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.